Inventory and Contracts in Progress (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory and contracts in progress [abstract]
Raw materials	€ 6,246	€ 4,974	€ 7,400
Work in progress	2,383	1,766	2,806
Finished goods	2,171	2,554	1,995
Contracts In Progress	495	749	495
Total inventories and contracts in progress	€ 11,295	€ 10,043	€ 12,696